RESEARCH AND DEVELOPMENT (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
RESEARCH AND DEVELOPMENT
External services	$ 4,724,797	$ 728,171
Personnel costs	1,503,686	783,854
Share-based payments (Note 16)	672,280	1,598,231
Supplies and services	409,925	404,002
Total research and development	$ 7,310,688	$ 3,514,258